Liability warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 12, 2021	Sep. 21, 2021	Mar. 26, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	2,650,000
Fair value warrant liability					$ 8,432	$ 4,062
G R N V Sponsor Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	2,100,000
Fair value of warrants				$ 0.76
G R N V Underwriter Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise warrants	287,500	287,500
Issue of stock		165,290
G R N V Underwriter Private Warrants [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrants		$ 16.23
2020 Warrant Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of stock			232,141
Fair value of warrants						$ 26.19
Fair value warrant liability			$ 4,127